Equity Incentive Plans Summary of Expected to Vest RSUs, Stock Options, and Restricted Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Summary of Expected to Vest RSUs, Stock Options, and Restricted Stock [Line Items]
Unrecognized Stock Based Compensation Expense Expected To Be Recognize In Current Year		$ 5,629
2013	13,042	15,975
2014	11,043	9,496
2015	7,936	5,673
2016	4,394	2,575
2017	141	96
Total unrecognized compensation expense	36,556	39,444
RSUs
Summary of Expected to Vest RSUs, Stock Options, and Restricted Stock [Line Items]
Unrecognized Stock Based Compensation Expense Expected To Be Recognize In Current Year		4,459
Shares	2,319,877
Weighted average remaining contractual life	3 years 6 months
Intrinsic value	48,949
2013	8,254	12,829
2014	7,897	9,421
2015	7,861	5,673
2016	4,394	2,575
2017	141	96
Total unrecognized compensation expense	28,547	35,053
Stock Options
Summary of Expected to Vest RSUs, Stock Options, and Restricted Stock [Line Items]
Unrecognized Stock Based Compensation Expense Expected To Be Recognize In Current Year		1,123
Shares	9,079,684
Weighted average remaining contractual life	5 years
Intrinsic value	129,421
Weighted average exercise price	$ 6.85
2013	4,580	3,007
2014	3,007	75
2015	75
Total unrecognized compensation expense	7,662	4,205
Restricted Stock
Summary of Expected to Vest RSUs, Stock Options, and Restricted Stock [Line Items]
Unrecognized Stock Based Compensation Expense Expected To Be Recognize In Current Year		47
Shares	116,000
Weighted average remaining contractual life	7 months
Intrinsic value	2,448
2013	208	139
2014	139
Total unrecognized compensation expense	$ 347	$ 186